Financial Instruments and Risk Management (Details) - EUR (€) € in Thousands		Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount		€ 3,857	€ 10,475
Liabilities, carrying amount		(14,077)	(13,964)
Total carrying amount		(10,220)	(3,489)
Total fair value		(2,368)	(7,651)
Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount		3,085	8,164
Liabilities, carrying amount
Total carrying amount		3,085	8,164
Total fair value
Cash and cash equivalent [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Cash and cash equivalent [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Cash and cash equivalent [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Other receivables [member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount	[1]	772	2,311
Liabilities, carrying amount	[1]
Total carrying amount	[1]	772	2,311
Total fair value	[1]
Other receivables [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value	[1]
Other receivables [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value	[1]
Other receivables [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value	[1]
Trade payables [member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount		(9,953)	(3,680)
Total carrying amount		(9,953)	(3,680)
Total fair value
Trade payables [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Trade payables [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Trade payables [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Warrants [member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount		(2,368)	(7,651)
Total carrying amount		(2,368)	(7,651)
Total fair value		(2,368)	(7,651)
Warrants [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value		(2,368)	(7,651)
Warrants [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Warrants [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Amounts owed to related parties [member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount		(1,565)	(2,468)
Total carrying amount		(1,565)	(2,468)
Total fair value
Amounts owed to related parties [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Amounts owed to related parties [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Amounts owed to related parties [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Other payables [member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount	[2]
Liabilities, carrying amount	[2]	(191)	(165)
Total carrying amount	[2]	(191)	(165)
Total fair value	[2]
Other payables [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value	[2]
Other payables [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value	[2]
Other payables [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value	[2]
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value		(2,368)	(7,651)
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value

[1]	Prepayments and VAT have been excluded as they are not classified as a financial asset.
[2]	Employment taxes have been excluded as these are statutory liabilities.